Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000117913 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000117913 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000117913 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000117913 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000117913 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000117913 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000117913 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000117913 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000117913 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000117913 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000117913 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117913 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000117913 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	82.80%
C000117913 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000117913 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117914 [Member] | First Trust Tactical High Yield ETF [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000117914 [Member] | Icahn Enterprises L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000117914 [Member] | PennyMac Mortgage Investment Trust [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000117914 [Member] | Delek Logistics Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117914 [Member] | Alliance Resource Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117914 [Member] | Black Stone Minerals L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117914 [Member] | Kimbell Royalty Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117914 [Member] | CrossAmerica Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117914 [Member] | Dorchester Minerals L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117914 [Member] | Rithm Capital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117914 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000117914 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000117914 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000117914 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000117914 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000117914 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000117914 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000117914 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000117914 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
C000117914 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
C000125197 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000125197 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000125197 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000125197 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000125197 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000125197 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000125197 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000125197 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000125197 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000125197 [Member] | Blackstone Mortgage Trust Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000125197 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000125197 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000125197 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
C000125197 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000125197 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000125197 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000125197 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000125197 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000125197 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000125197 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000125204 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000125204 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000125204 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000125204 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000125204 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000125204 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000125204 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000125204 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000125204 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000125204 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000125204 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000125204 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000125204 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
C000125204 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000125204 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000125204 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000125204 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000125204 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000125204 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000125204 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000130399 [Member] | Solvay S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000130399 [Member] | KT And G Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000130399 [Member] | Henderson Land Development Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000130399 [Member] | Ping An Insurance Group Co of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000130399 [Member] | Capital Power Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000130399 [Member] | Vanguard International Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000130399 [Member] | Sino Land Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000130399 [Member] | Keyera Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000130399 [Member] | CK Infrastructure Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000130399 [Member] | Power Assets Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000130399 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000130399 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000130399 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000130399 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000130399 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000130399 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000130399 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000130399 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000130399 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000130399 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000134868 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000134868 [Member] | Steel Dynamics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000134868 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000134868 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000134868 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000134868 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000134868 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000134868 [Member] | Garmin Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000134868 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000134868 [Member] | Aflac Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000134868 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000134868 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000134868 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000134868 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000134868 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000134868 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000134868 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
C000134868 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000134868 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000137472 [Member] | Granite Construction Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000137472 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000137472 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000137472 [Member] | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000137472 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000137472 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000137472 [Member] | MDU Resources Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000137472 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000137472 [Member] | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000137472 [Member] | MSC Industrial Direct Co Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000137472 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	90.40%
C000137472 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000137472 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000137473 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000137473 [Member] | Lamar Advertising Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000137473 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000137473 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000137473 [Member] | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000137473 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000137473 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000137473 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000137473 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000137473 [Member] | OneMain Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000137473 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000137473 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000137473 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000137473 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000137473 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000137473 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000137473 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	45.30%
C000137473 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000137473 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000138164 [Member] | First Trust NASDAQ 100 Technology Sector Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000138164 [Member] | First Trust Industrials Producer Durables AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000138164 [Member] | First Trust Dow Jones Internet Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000138164 [Member] | First Trust Consumer Discretionary AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000138164 [Member] | Dreyfus Government Cash Management Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000138164 [Member] | First Trust Nasdaq Semiconductor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000144324 [Member] | Dreyfus Government Cash Management Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000144324 [Member] | First Trust United Kingdom AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000144324 [Member] | First Trust India NIFTY 50 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000144324 [Member] | First Trust Japan AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000144324 [Member] | First Trust Switzerland AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000144324 [Member] | First Trust Eurozone AlphaDEX ETF [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000162607 [Member] | First Trust NASDAQ 100 Technology Sector Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000162607 [Member] | First Trust Industrials Producer Durables AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000162607 [Member] | First Trust Dow Jones Internet Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000162607 [Member] | First Trust Consumer Discretionary AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000162607 [Member] | Dreyfus Government Cash Management Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162607 [Member] | First Trust Nasdaq Semiconductor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000195212 [Member] | Steel Dynamics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195212 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195212 [Member] | Chesapeake Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195212 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195212 [Member] | A O Smith Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195212 [Member] | Expeditors International of Washington Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195212 [Member] | Matson Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195212 [Member] | Landstar System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195212 [Member] | Ralph Lauren Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195212 [Member] | Westlake Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195212 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000195212 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000195212 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000195212 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000195212 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000195212 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000195212 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000195212 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000195212 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000198271 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | China CITIC Bank Corp Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198271 [Member] | Industrial And Commercial Bank of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198271 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | Infineon Technologies AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000198271 [Member] | Baidu Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198271 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198271 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198271 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198271 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000198271 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000198271 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000198271 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000198271 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000198271 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000198271 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000198271 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198271 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%
C000198271 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000198496 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000198496 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000198496 [Member] | Daiwa Capital Markets America Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000198496 [Member] | Symbotic Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000198496 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000198496 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000198496 [Member] | Ocado Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000198496 [Member] | Valeo SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000198496 [Member] | PKSHA Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000198496 [Member] | Dynatrace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000198496 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000198496 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000198496 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.60%
C000198496 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000198496 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000198496 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198496 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198496 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000198496 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000198496 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000203940 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000203940 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000203940 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000203940 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000203940 [Member] | Marsh And McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000203940 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000203940 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203940 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203940 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000203940 [Member] | Otis Worldwide Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000203940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000203940 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000203940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000203940 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000203940 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000203940 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000203940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000203940 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000203940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000203940 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000203941 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000203941 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000203941 [Member] | PulteGroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000203941 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000203941 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000203941 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000203941 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000203941 [Member] | Travelers The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000203941 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000203941 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203941 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000203941 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000203941 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203941 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000203941 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000203941 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000203941 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000203941 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000203941 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.10%
C000203941 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000223561 [Member] | Aristocrat Leisure Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000223561 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000223561 [Member] | DSV A S [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000223561 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223561 [Member] | Obic Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223561 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223561 [Member] | Swiss Re AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223561 [Member] | Bunzl PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000223561 [Member] | Industria de Diseno Textil S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000223561 [Member] | Givaudan S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000223561 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000223561 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000223561 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000223561 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%
C000223561 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000223561 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000223561 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000223561 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000223561 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000223561 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000250760 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000250760 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000250760 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000250760 [Member] | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000250760 [Member] | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000250760 [Member] | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000250760 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000250760 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000250760 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000250760 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000250760 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000250760 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000250760 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%
C000250760 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000250760 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000250760 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000250760 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%